Shareholder Fees - FidelityGovernmentCashReserves-RetailPRO	Jan. 29, 2025 USD ($)
FidelityGovernmentCashReserves-RetailPRO | Fidelity Government Cash Reserves
Shareholder Fees:
(fees paid directly from your investment)	none